UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21474

Exact name of registrant as specified in charter:	Oppenheimer Rochester Limited Term California Municipal Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2013-06/30/2014

Item 1.

FORM N-PX

ICA File Number:  811-21474

Registrant Name:  Oppenheimer Rochester Limited Term California Municipal Fund

Reporting Period:  07/01/2013 - 06/30/2014

Oppenheimer Rochester Limited Term California Municipal Fund

MADERA CNTY CALIF CTFS PARTN Meeting Date: MAY 21, 2014 Record Date: MAR 12, 2014 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 556902BJ2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Proposed Amendment	Management	None	For

MADERA CNTY CALIF CTFS PARTN Meeting Date: MAY 21, 2014 Record Date: MAR 12, 2014 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 556902CE2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Proposed Amendment	Management	None	For

MADERA CNTY CALIF CTFS PARTN Meeting Date: MAY 21, 2014 Record Date: MAR 12, 2014 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 556902CG7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Proposed Amendment	Management	None	For

SOUTHERN CALIF PUB PWR AUTH NAT GAS PROJ REV Meeting Date: SEP 13, 2013 Record Date: JUL 26, 2013 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 842471AL8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Approve the Proposed Amendments Which Are More Fully Described In The Consent Statement Dated July 30, 2013	Management	None	Against

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Rochester Limited Term California Municipal Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr.,
President and Principal Executive Officer

Date: August 22, 2014

*By:	/s/ Lisa Bloomberg
----------------------------------
Lisa Bloomberg, Attorney in Fact